UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 66.5%
Aerospace - 1.6%
Bombardier, Inc., 7.5%, 2018 (n)		$105,000	$118,649
Bombardier, Inc., 7.75%, 2020 (n)		55,000	62,837
CPI International, Inc., 8%, 2018		115,000	118,162
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	121,739
Huntington Ingalls Industries, Inc., 7.125%, 2021		$170,000	187,000
Kratos Defense & Security Solutions, Inc., 10%, 2017		175,000	189,000

			$797,387
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 2020		$60,000	$65,774
Jones Group, Inc., 6.875%, 2019		85,000	87,762
PVH Corp., 4.5%, 2022		60,000	58,650
Quiksilver, Inc., 10%, 2020 (z)		5,000	5,163

			$217,349
Asset-Backed & Securitized - 0.4%
Banc of America Commercial Mortgage, Inc., FRN, 6.249%, 2051 (z)		$328,951	$145,285
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2049		220,000	30,800
Falcon Franchise Loan LLC, FRN, 11.363%, 2025 (i)(z)		44,031	6,605
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6%, 2051		95,000	22,211
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)		185,768	3,948
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		225,000	2
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		300,000	0
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		187,000	0

			$208,851
Automotive - 2.3%
Accuride Corp., 9.5%, 2018		$135,000	$139,894
Allison Transmission, Inc., 7.125%, 2019 (n)		160,000	170,800
Delphi Corp., 5%, 2023		90,000	93,600
General Motors Financial Co., Inc., 4.75%, 2017 (n)		105,000	110,119
General Motors Financial Co., Inc., 6.75%, 2018		20,000	22,300
General Motors Financial Co., Inc., 4.25%, 2023 (n)		35,000	33,600
Goodyear Tire & Rubber Co., 8.25%, 2020		25,000	27,875
Goodyear Tire & Rubber Co., 6.5%, 2021		80,000	83,700
Goodyear Tire & Rubber Co., 7%, 2022		40,000	42,500
Jaguar Land Rover PLC, 8.125%, 2021 (n)		300,000	332,250
Lear Corp., 8.125%, 2020		32,000	35,280
Lear Corp., 4.75%, 2023 (n)		25,000	24,500
LKQ Corp., 4.75%, 2023 (n)		10,000	9,588

			$1,126,006
Broadcasting - 3.9%
Allbritton Communications Co., 8%, 2018		$55,000	$59,469
AMC Networks, Inc., 7.75%, 2021		116,000	129,920
Clear Channel Communications, Inc., 9%, 2021		202,000	198,970
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022		25,000	25,875
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022		85,000	88,825
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		5,000	5,225
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020		35,000	36,925
Hughes Network Systems LLC, 7.625%, 2021		70,000	75,775
IAC/InterActive Corp., 4.75%, 2022		25,000	23,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	$75,000	$76,688
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	45,000	46,013
Intelsat S.A., 8.125%, 2023 (n)	100,000	107,500
LBI Media Holdings, Inc., 11%, 2013	140,000	28,000
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	58,977	20,642
Liberty Media Corp., 8.5%, 2029	110,000	121,138
Liberty Media Corp., 8.25%, 2030	35,000	37,844
Local TV Finance LLC, 9.25%, 2015 (p)(z)	167,527	170,040
Netflix, Inc., 5.375%, 2021 (n)	50,000	50,500
Nexstar Broadcasting Group, Inc., 8.875%, 2017	50,000	54,125
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	30,000	31,050
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	55,000	58,300
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,238
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	105,000	118,388
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	82,687
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	15,000	14,513
Univision Communications, Inc., 6.875%, 2019 (n)	25,000	26,688
Univision Communications, Inc., 7.875%, 2020 (n)	80,000	87,800
Univision Communications, Inc., 8.5%, 2021 (n)	130,000	143,000

		$1,935,763
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 2019	$165,000	$175,313

Building - 1.7%
ABC Supply Co., Inc., 5.625%, 2021 (n)	$15,000	$14,963
Boise Cascade Co., 6.375%, 2020	65,000	67,194
Building Materials Holding Corp., 7%, 2020 (n)	45,000	48,150
CEMEX S.A.B. de C.V., 9.25%, 2020	130,000	142,025
HD Supply, Inc., 8.125%, 2019	45,000	50,400
HD Supply, Inc., 11.5%, 2020	85,000	100,831
Nortek, Inc., 8.5%, 2021	150,000	162,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	64,000	70,400
USG Corp., 6.3%, 2016	105,000	108,675
USG Corp., 7.875%, 2020 (n)	45,000	49,838

		$814,851
Business Services - 1.3%
Equinix, Inc., 4.875%, 2020	$55,000	$54,450
Fidelity National Information Services, Inc., 5%, 2022	75,000	76,688
iGATE Corp., 9%, 2016	165,000	177,994
Iron Mountain, Inc., 8.375%, 2021	20,000	21,675
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	55,000	45,100
Rolta LLC, 10.75%, 2018 (n)	200,000	196,000
SunGard Data Systems, Inc., 7.375%, 2018	45,000	47,700

		$619,607
Cable TV - 1.9%
CCO Holdings LLC, 8.125%, 2020	$95,000	$103,313
CCO Holdings LLC, 6.5%, 2021	25,000	25,688
CCO Holdings LLC, 5.125%, 2023	30,000	27,450
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024	40,000	37,400
Cequel Communications Holdings, 6.375%, 2020 (n)	25,000	25,813
DISH DBS Corp., 6.75%, 2021	60,000	63,600
DISH DBS Corp., 5%, 2023	60,000	56,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Midcontinent Express Pipeline LLC, 6.25%, 2021 (z)		$5,000	$5,025
Nara Cable Funding Ltd., 8.875%, 2018 (z)		200,000	210,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	139,953
UPC Holding B.V., 9.875%, 2018 (n)		$100,000	109,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	142,347

			$945,839
Chemicals - 1.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$65,000	$69,388
Hexion U.S. Finance Corp., 6.625%, 2020 (n)		40,000	40,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		75,000	78,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		55,000	55,688
Huntsman International LLC, 8.625%, 2021		120,000	135,300
Polypore International, Inc., 7.5%, 2017		50,000	52,750
Tronox Finance LLC, 6.375%, 2020 (z)		40,000	38,300

			$470,326
Computer Software - 0.7%
Infor U.S., Inc., 11.5%, 2018		$80,000	$92,200
Nuance Communications, Inc., 5.375%, 2020 (n)		35,000	34,125
Syniverse Holdings, Inc., 9.125%, 2019		135,000	145,800
TransUnion Holding Co., Inc., 9.625%, 2018		45,000	48,825
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		15,000	16,856

			$337,806
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6.75%, 2018		$40,000	$42,700
CDW LLC/CDW Finance Corp., 12.535%, 2017		27,000	28,485
CDW LLC/CDW Finance Corp., 8.5%, 2019		110,000	120,725

			$191,910
Conglomerates - 1.5%
Amsted Industries, Inc., 8.125%, 2018 (n)		$185,000	$196,563
BC Mountain LLC, 7%, 2021 (n)		55,000	57,200
Dynacast International LLC, 9.25%, 2019		75,000	82,125
Griffon Corp., 7.125%, 2018		150,000	157,875
Renaissance Acquisition, 6.875%, 2021 (z)		90,000	89,550
Silver II Borrower, 7.75%, 2020 (n)		150,000	157,125

			$740,438
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2021		$80,000	$74,400

Consumer Products - 0.4%
Elizabeth Arden, Inc., 7.375%, 2021		$100,000	$108,000
Libbey Glass, Inc., 6.875%, 2020		27,000	28,889
Prestige Brands, Inc., 8.125%, 2020		30,000	33,074
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)		30,000	31,874
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)		5,000	5,349

			$207,186
Consumer Services - 0.4%
QVC, Inc., 7.375%, 2020 (n)		$50,000	$54,591
Service Corp. International, 7%, 2019		145,000	156,055

			$210,646

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 1.4%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$200,000	$216,000
Berry Plastics Group, Inc., 9.5%, 2018	30,000	32,545
Berry Plastics Group, Inc., 9.75%, 2021	55,000	64,345
Reynolds Group, 7.125%, 2019	175,000	186,813
Reynolds Group, 5.75%, 2020	50,000	50,875
Reynolds Group, 8.25%, 2021	115,000	117,013

		$667,591
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$98,000	$108,780
MOOG, Inc., 7.25%, 2018	80,000	82,800

		$191,580
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$70,000	$68,600
Avaya, Inc., 7%, 2019 (n)	25,000	23,063

		$91,663
Electronics - 0.8%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$190,000	$205,912
Nokia Corp., 5.375%, 2019	80,000	78,000
Nokia Corp., 6.625%, 2039	25,000	22,000
Sensata Technologies B.V., 6.5%, 2019 (n)	105,000	112,350

		$418,262
Emerging Market Quasi-Sovereign - 0.6%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$124,000	$110,980
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	205,000

		$315,980
Emerging Market Sovereign - 0.3%
Republic of Venezuela, 12.75%, 2022	$25,000	$25,500
Republic of Venezuela, 7%, 2038	160,000	106,800

		$132,300
Energy - Independent - 3.6%
Berry Petroleum Corp., 6.75%, 2020	$20,000	$20,700
BreitBurn Energy Partners LP, 8.625%, 2020	50,000	53,250
BreitBurn Energy Partners LP, 7.875%, 2022	100,000	100,750
Carrizo Oil & Gas, Inc., 8.625%, 2018	45,000	49,163
Chaparral Energy, Inc., 7.625%, 2022	65,000	66,463
Chesapeake Energy Corp., 6.875%, 2020	85,000	93,075
Denbury Resources, Inc., 8.25%, 2020	135,000	148,500
Energy XXI Gulf Coast, Inc., 9.25%, 2017	165,000	183,150
EP Energy LLC, 9.375%, 2020	145,000	164,575
EP Energy LLC, 7.75%, 2022	130,000	143,000
EPL Oil & Gas, Inc., 8.25%, 2018	75,000	79,125
Halcon Resources Corp., 8.875%, 2021	85,000	85,850
Harvest Operations Corp., 6.875%, 2017	30,000	33,075
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	40,000	43,350
Laredo Petroleum, Inc., 9.5%, 2019	65,000	72,150
LINN Energy LLC, 8.625%, 2020	5,000	5,200
LINN Energy LLC, 7.75%, 2021	20,000	20,200
MEG Energy Corp., 6.5%, 2021 (n)	55,000	56,100
QEP Resources, Inc., 6.875%, 2021	80,000	89,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
Rosetta Resources, Inc., 5.625%, 2021		$35,000	$35,000
Samson Investment Co., 10%, 2020 (n)		105,000	111,300
SandRidge Energy, Inc., 8.125%, 2022		95,000	96,425
Whiting Petroleum Corp., 6.5%, 2018		20,000	21,200

			$1,770,801
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019		$85,000	$85,638

Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019		$180,000	$194,850
Cedar Fair LP, 5.25%, 2021 (n)		40,000	39,100
Cinemark USA, Inc., 5.125%, 2022		15,000	14,456
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		36,000	39,096
Six Flags Entertainment Corp., 5.25%, 2021 (n)		90,000	87,975

			$375,477
Financial Institutions - 3.0%
Aviation Capital Group, 4.625%, 2018 (n)		$55,000	$55,238
CIT Group, Inc., 5.25%, 2018		40,000	42,500
CIT Group, Inc., 6.625%, 2018 (n)		119,000	131,495
CIT Group, Inc., 5.5%, 2019 (n)		118,000	123,753
Credit Acceptance Corp., 9.125%, 2017		105,000	112,088
Icahn Enterprises LP, 7.75%, 2016		20,000	20,775
Icahn Enterprises LP, 8%, 2018		112,000	118,300
International Lease Finance Corp., 7.125%, 2018 (n)		137,000	154,467
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		300,000	315,375
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		35,000	35,350
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		30,000	32,175
PHH Corp., 9.25%, 2016		85,000	96,050
PHH Corp., 7.375%, 2019		40,000	43,850
SLM Corp., 8.45%, 2018		25,000	28,753
SLM Corp., 8%, 2020		130,000	144,950
SLM Corp., 7.25%, 2022		40,000	42,400

			$1,497,519
Food & Beverages - 1.0%
ARAMARK Corp., 5.75%, 2020 (n)		$25,000	$26,000
Constellation Brands, Inc., 7.25%, 2016		55,000	62,563
Constellation Brands, Inc., 3.75%, 2021		10,000	9,350
Constellation Brands, Inc., 4.25%, 2023		25,000	23,563
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		70,000	67,200
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		200,000	202,000
Sun Merger Sub, Inc., 5.875%, 2021 (z)		35,000	35,088
TreeHouse Foods, Inc., 7.75%, 2018		80,000	85,200

			$510,964
Forest & Paper Products - 0.6%
Boise, Inc., 8%, 2020		$105,000	$112,875
Graphic Packaging Holding Co., 7.875%, 2018		65,000	70,688
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	72,642
Tembec Industries, Inc., 11.25%, 2018		$55,000	59,675

			$315,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 2.9%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020	$50,000	$46,563
Chester Downs & Marina LLC, 9.25%, 2020 (z)	45,000	44,550
Choice Hotels International, Inc., 5.75%, 2022	15,000	15,750
CityCenter Holdings LLC, 10.75%, 2017 (p)	40,000	43,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	290,000	181
GWR Operating Partnership LLP, 10.875%, 2017	85,000	95,094
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022	55,000	57,290
Isle of Capri Casinos, Inc., 8.875%, 2020	85,000	89,250
MGM Resorts International, 11.375%, 2018	235,000	297,275
MGM Resorts International, 6.625%, 2021	35,000	36,925
NCL Corp., 5%, 2018 (n)	30,000	29,925
Peninsula Gaming LLC, 8.375%, 2018 (z)	20,000	21,650
Penn National Gaming, Inc., 8.75%, 2019	140,000	153,650
Pinnacle Entertainment, Inc., 8.75%, 2020	70,000	75,775
Pinnacle Entertainment, Inc., 7.75%, 2022	30,000	31,425
PNK Finance Corp., 6.375%, 2021 (z)	25,000	25,188
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)	35,000	34,300
Seven Seas Cruises S. DE R.L., 9.125%, 2019	130,000	140,075
Viking Cruises Ltd., 8.5%, 2022 (n)	55,000	60,638
Wynn Las Vegas LLC, 7.75%, 2020	95,000	106,875

		$1,405,579
Industrial - 0.9%
Dematic S.A., 7.75%, 2020 (z)	$105,000	$110,513
Hyva Global B.V., 8.625%, 2016 (n)	200,000	181,500
Mueller Water Products, Inc., 8.75%, 2020	66,000	72,352
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	90,000	93,600

		$457,965
Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$235,000	$358,375
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049	175,000	171,938

		$530,313
International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 2016	$35,000	$36,225
Eksportfinans A.S.A., 5.5%, 2017	40,000	41,450

		$77,675
Machinery & Tools - 1.4%
Case New Holland, Inc., 7.875%, 2017	$95,000	$111,387
CNH America LLC, 7.25%, 2016	50,000	54,749
H&E Equipment Services Co., 7%, 2022	90,000	96,300
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	140,000	156,100
RSC Equipment Rental, Inc., 8.25%, 2021	140,000	156,449
United Rentals North America, Inc., 5.75%, 2018	45,000	48,149
United Rentals North America, Inc., 7.625%, 2022	48,000	53,519

		$676,653
Major Banks - 1.2%
Bank of America Corp., FRN, 1%, 2049	$25,000	$22,500
Barclays Bank PLC, 7.625%, 2022	200,000	199,000
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	95,000	76,474
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	210,000	199,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	97,000

		$594,474

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 3.3%
AmSurg Corp., 5.625%, 2020	$75,000	$76,500
CDRT Holding Corp., 9.25%, 2017 (n)(p)	25,000	25,530
Davita, Inc., 6.625%, 2020	290,000	309,574
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	133,200
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	15,000	15,824
HCA, Inc., 8.5%, 2019	140,000	151,550
HCA, Inc., 7.5%, 2022	150,000	169,124
HCA, Inc., 5.875%, 2022	45,000	47,588
HealthSouth Corp., 8.125%, 2020	175,000	191,625
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	90,000	94,500
Kinetic Concepts, Inc., 12.5%, 2019	20,000	21,125
Rural/Metro Corp., 10.125%, 2019 (a)(d)(n)	100,000	58,000
Tenet Healthcare Corp., 9.25%, 2015	65,000	70,850
Tenet Healthcare Corp., 8%, 2020	90,000	95,625
Tenet Healthcare Corp., 4.5%, 2021 (n)	15,000	13,988
Universal Health Services, Inc., 7%, 2018	30,000	31,688
Universal Health Services, Inc., 7.625%, 2020	105,000	111,038

		$1,617,329
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 2020	$65,000	$68,250
Physio-Control International, Inc., 9.875%, 2019 (n)	62,000	68,820
Teleflex, Inc., 6.875%, 2019	50,000	53,000

		$190,070
Metals & Mining - 2.5%
ArcelorMittal S.A., 7.25%, 2041	$55,000	$50,944
Arch Coal, Inc., 7.25%, 2020	160,000	129,600
Boart Longyear Ltd., 7%, 2021 (z)	20,000	18,100
Century Aluminum Co., 7.5%, 2021 (n)	85,000	79,050
Cloud Peak Energy, Inc., 8.25%, 2017	140,000	147,700
Cloud Peak Energy, Inc., 8.5%, 2019	55,000	59,400
Commercial Metals Co., 4.875%, 2023	35,000	32,550
Consol Energy, Inc., 8%, 2017	75,000	79,969
Consol Energy, Inc., 8.25%, 2020	70,000	75,425
First Quantum Minerals Ltd., 7.25%, 2019 (n)	200,000	195,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	90,000	94,950
Plains Exploration & Production Co., 6.125%, 2019	85,000	91,049
Plains Exploration & Production Co., 8.625%, 2019	95,000	105,213
Plains Exploration & Production Co., 6.5%, 2020	35,000	37,669
Walter Energy Inc., 8.5%, 2021 (z)	50,000	40,625

		$1,237,244
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$50,000	$46,493

Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$90,000	$95,625
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	60,000	60,600

		$156,225
Natural Gas - Pipeline - 1.7%
Access Midstream Partners Co., 4.875%, 2023	$35,000	$33,250
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	25,000	22,938
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	50,000	47,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Crosstex Energy, Inc., 8.875%, 2018		$110,000	$117,150
El Paso Corp., 7%, 2017		105,000	116,989
El Paso Corp., 7.75%, 2032		125,000	132,811
Energy Transfer Equity LP, 7.5%, 2020		135,000	152,044
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		40,000	44,900
Inergy Midstream LP, 6%, 2020 (n)		80,000	80,400
MarkWest Energy Partners LP, 5.5%, 2023		65,000	65,650

			$813,882
Network & Telecom - 0.8%
Centurylink, Inc., 7.65%, 2042		$95,000	$89,775
Citizens Communications Co., 9%, 2031		65,000	63,700
Frontier Communications Corp., 8.125%, 2018		30,000	33,450
TW Telecom Holdings, Inc., 5.375%, 2022		55,000	55,275
Windstream Corp., 8.125%, 2018		20,000	21,300
Windstream Corp., 7.75%, 2020		80,000	85,200
Windstream Corp., 7.75%, 2021		40,000	42,600

			$391,300
Oil Services - 1.5%
Afren PLC, 11.5%, 2016 (n)		$200,000	$231,500
Bristow Group, Inc., 6.25%, 2022		75,000	78,000
Chesapeake Oilfield Operating LLC, 6.625%, 2019		35,000	35,350
Dresser-Rand Group, Inc., 6.5%, 2021		45,000	47,925
Edgen Murray Corp., 8.75%, 2020 (n)		105,000	105,000
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		115,000	119,313
Unit Corp., 6.625%, 2021		100,000	104,000

			$721,088
Other Banks & Diversified Financials - 2.1%
Ally Financial, Inc., 5.5%, 2017		$120,000	$126,867
Ally Financial, Inc., 6.25%, 2017		50,000	54,171
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		200,000	247,250
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		200,000	211,600
Santander UK PLC, 8.963% to 2030, FRN to 2049		299,000	373,750

			$1,013,638
Pharmaceuticals - 0.7%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	100,000	$148,833
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$100,000	106,000
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		55,000	58,438
Vantage Point Imaging, 7.5%, 2021 (z)		45,000	48,263

			$361,534
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018		$80,000	$82,200

Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 2020 (n)		$55,000	$52,800
IAMGOLD Corp., 6.75%, 2020 (n)		120,000	102,000

			$154,800
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)		$23,764	$24,002
Lamar Media Corp., 5%, 2023		35,000	33,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 7.75%, 2018	$45,000	$48,938
Nielsen Finance LLC, 4.5%, 2020 (n)	45,000	44,213

		$150,666
Railroad & Shipping - 0.1%
Watco Cos. LLC, 6.375%, 2023 (n)	$40,000	$39,900

Real Estate - 0.9%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$50,000	$50,875
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	95,000	100,938
ERP Properties, REIT, 5.75%, 2022	65,000	66,152
Felcor Lodging LP, REIT, 5.625%, 2023	10,000	9,750
Kennedy Wilson, Inc., 8.75%, 2019	45,000	48,825
MPT Operating Partnership LP, REIT, 6.375%, 2022	160,000	168,400

		$444,940
Retailers - 1.8%
Academy Ltd., 9.25%, 2019 (n)	$55,000	$61,600
Burlington Coat Factory Warehouse Corp., 10%, 2019	100,000	111,750
CST Brands, Inc., 5%, 2023 (n)	5,000	4,938
J. Crew Group, Inc., 8.125%, 2019	85,000	90,100
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	30,000	31,200
Limited Brands, Inc., 6.9%, 2017	75,000	84,750
Limited Brands, Inc., 6.95%, 2033	40,000	40,000
Rite Aid Corp., 9.25%, 2020	110,000	122,513
Sally Beauty Holdings, Inc., 6.875%, 2019	45,000	49,275
The Pantry, Inc., 8.375%, 2020	40,000	43,200
Toys “R” Us Property Co. II LLC, 8.5%, 2017	60,000	63,375
Toys “R” Us, Inc., 10.75%, 2017	140,000	148,051
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	50,000	51,376

		$902,128
Specialty Chemicals - 0.1%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$15,000	$14,400
Koppers, Inc., 7.875%, 2019	40,000	42,700

		$57,100
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$81,000	$84,443
Michaels Stores, Inc., 7.75%, 2018	50,000	54,188

		$138,631
Telecommunications - Wireless - 4.0%
Altice Financing S.A., 7.875%, 2019 (n)	$200,000	$213,000
Clearwire Corp., 12%, 2015 (n)	125,000	132,500
Cricket Communications, Inc., 7.75%, 2020	70,000	79,625
Crown Castle International Corp., 7.125%, 2019	50,000	53,875
Digicel Group Ltd., 10.5%, 2018 (n)	265,000	287,525
Eileme 2 AB, 11.625%, 2020 (n)	200,000	234,000
MetroPCS Wireless, Inc., 7.875%, 2018	75,000	81,375
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	45,000	45,900
Sprint Capital Corp., 6.875%, 2028	105,000	96,600
Sprint Nextel Corp., 6%, 2016	145,000	154,063
Sprint Nextel Corp., 8.375%, 2017	140,000	158,200
Sprint Nextel Corp., 9%, 2018 (n)	25,000	29,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 6%, 2022	$110,000	$105,875
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	105,500
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	206,000

		$1,983,663
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$45,000	$49,163
Level 3 Financing, Inc., 9.375%, 2019	65,000	72,150
Level 3 Financing, Inc., 8.625%, 2020	45,000	49,500

		$170,813
Transportation - 0.4%
Far Eastern Shipping Co., 8%, 2018 (n)	$200,000	$188,000

Transportation - Services - 2.2%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$150,000	$155,250
Avis Budget Car Rental LLC, 8.25%, 2019	65,000	71,013
Avis Budget Car Rental LLC, 9.75%, 2020	40,000	46,650
CEVA Group PLC, 8.375%, 2017 (n)	235,000	236,175
Navios Maritime Acquisition Corp., 8.625%, 2017	165,000	171,600
Navios Maritime Holdings, Inc., 8.875%, 2017	35,000	36,706
Navios South American Logistics, Inc., 9.25%, 2019	112,000	120,680
Swift Services Holdings, Inc., 10%, 2018	190,000	212,325
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	42,000	42,840

		$1,093,239
Utilities - Electric Power - 3.2%
AES Corp., 8%, 2017	$13,000	$15,080
AES Corp., 7.375%, 2021	40,000	45,200
AES Corp., 4.875%, 2023	5,000	4,750
Calpine Corp., 7.875%, 2020 (n)	108,000	117,180
Covanta Holding Corp., 7.25%, 2020	75,000	81,085
Covanta Holding Corp., 6.375%, 2022	25,000	25,722
EDP Finance B.V., 6%, 2018 (n)	145,000	150,333
Energy Future Holdings Corp., 10%, 2020 (n)	145,000	156,600
Energy Future Holdings Corp., 10%, 2020	318,000	344,235
Energy Future Holdings Corp., 12.25%, 2022 (n)	85,000	94,563
InterGen N.V., 7%, 2023 (z)	200,000	199,500
NRG Energy, Inc., 8.25%, 2020	195,000	216,450
NRG Energy, Inc., 6.625%, 2023	15,000	15,375
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	93,750

		$1,559,823
Total Bonds		$32,704,698

Common Stocks - 29.5%
Aerospace - 2.3%
Lockheed Martin Corp.	4,860	$583,783
United Technologies Corp.	5,140	542,630

		$1,126,413
Alcoholic Beverages - 0.9%
Diageo PLC, ADR	3,630	$454,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 1.0%
Accuride Corp. (a)	2,414	$13,808
Delphi Automotive PLC	8,760	470,587

		$484,395
Broadcasting - 1.0%
Viacom, Inc., “B”	6,940	$505,024

Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	1,547	$436,192

Business Services - 0.8%
Accenture PLC, “A”	5,340	$394,145

Chemicals - 1.8%
3M Co.	2,820	$331,153
PPG Industries, Inc.	3,580	574,375

		$905,528
Computer Software - 0.5%
Oracle Corp.	7,830	$253,301

Computer Software - Systems - 1.2%
International Business Machines Corp.	2,977	$580,634

Electrical Equipment - 2.0%
Danaher Corp.	7,080	$476,767
Tyco International Ltd.	14,110	491,169

		$967,936
Energy - Independent - 1.2%
Occidental Petroleum Corp.	6,430	$572,592

Food & Beverages - 1.1%
General Mills, Inc.	10,070	$523,640

Food & Drug Stores - 1.1%
CVS Caremark Corp.	8,820	$542,342

General Merchandise - 0.9%
Target Corp.	5,930	$422,513

Insurance - 2.0%
MetLife, Inc.	8,070	$390,749
Travelers Cos., Inc.	7,210	602,396

		$993,145
Major Banks - 2.4%
Bank of New York Mellon Corp.	12,690	$399,101
JPMorgan Chase & Co.	13,930	776,319

		$1,175,420
Medical Equipment - 2.7%
Abbott Laboratories	11,090	$406,227
St. Jude Medical, Inc.	7,560	396,068
Thermo Fisher Scientific, Inc.	5,960	543,016

		$1,345,311

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 2.7%
Johnson & Johnson	8,590	$803,164
Pfizer, Inc.	18,450	539,294

		$1,342,458
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,090	$31,729

Telephone Services - 1.5%
AT&T, Inc.	13,270	$468,033
Verizon Communications, Inc.	5,640	279,067

		$747,100
Tobacco - 1.4%
Philip Morris International, Inc.	7,550	$673,309
Total Common Stocks		$14,478,075

Floating Rate Loans (g)(r) - 1.1%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 1%, 2020	$52,514	$52,762

Building - 0.1%
ABC Supply Co., Inc., Term Loan, 1%, 2020	$17,611	$17,615

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan B, 1%, 2019	$52,069	$52,004

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 1%, 2020	$34,371	$34,650

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 1%, 2020	$46,192	$46,408

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 1%, 2020	$44,637	$44,860

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 1%, 2019	$52,938	$53,401

Retailers - 0.1%
Toys “R” Us Property Co., Term Loan B, 1%, 2019	$56,598	$56,032

Transportation - Services - 0.3%
Commercial Barge Line Co., Term Loan, 1%, 2019	$165,787	$156,669
Total Floating Rate Loans		$514,401

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc. 7% (z)	60	$59,434
GMAC Capital Trust I, 8.125%	3,325	88,279
Total Preferred Stocks		$147,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$70,000	$68,775

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	1,160	$57,930

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	769,655	$769,655
Total Investments		$48,741,247

Other Assets, Less Liabilities - 0.8%		409,645
Net Assets - 100.0%		$49,150,892

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,966,740, representing 22.3% of net assets.
(p)	Payment-in-kind security
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$56,250	$59,434
American Media, Inc., 13.5%, 2018	12/22/10	24,051	24,002
Banc of America Commercial Mortgage, Inc., FRN, 6.249%, 2051	6/19/08	241,724	145,285
Boart Longyear Ltd., 7%, 2021	6/04/13	19,704	18,100
Chester Downs & Marina LLC, 9.25%, 2020	6/18/13	44,802	44,550
Dematic S.A., 7.75%, 2020	12/13/12	107,720	110,513
Falcon Franchise Loan LLC, FRN, 11.363%, 2025	1/29/03	3,511	6,605
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	142,161	121,739
InterGen N.V., 7%, 2023	7/24/13	201,999	199,500
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	12/26/12	29,838	20,642
Local TV Finance LLC, 9.25%, 2015	11/14/07-2/06/13	165,957	170,040
Midcontinent Express Pipeline LLC, 6.25%, 2021	7/23/13	5,000	5,025
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	3,348	3,948
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	194,903	210,000
PNK Finance Corp., 6.375%, 2021	7/30/13	25,000	25,188
Peninsula Gaming LLC, 8.375%, 2018	6/26/13	20,787	21,650
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	2
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	0

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	$114,513	$ 0
Quiksilver, Inc., 10%, 2020	7/11/13	4,938	5,163
Renaissance Acquisition, 6.875%, 2021	7/22/13	90,000	89,550
Sun Merger Sub, Inc., 5.875%, 2021	7/19/13	35,169	35,088
Tronox Finance LLC, 6.375%, 2020	7/15/13	38,802	38,300
Vantage Point Imaging, 7.5%, 2021	6/27/13	45,000	48,263
Walter Energy Inc., 8.5%, 2021	7/15/13	43,429	40,625
Total Restricted Securities			$1,443,212
% of Net assets			2.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	242,978	10/18/13	$311,959	$323,334	$(11,374)
SELL	EUR	JPMorgan Chase Bank	242,978	10/18/13	311,959	323,334	(11,374)

							$(22,748)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$14,137,608	$59,433	$31,729	$14,228,770
United Kingdom	454,948	—	—	454,948
Non-U.S. Sovereign Debt	—	525,955	—	525,955
Municipal Bonds	—	46,493	—	46,493
U.S. Corporate Bonds	—	24,365,882	—	24,365,882
Commercial Mortgage-Backed Securities	—	208,849	—	208,849
Asset-Backed Securities (including CDOs)	—	2	0	2
Foreign Bonds	—	7,626,292	—	7,626,292
Floating Rate Loans	—	514,401	—	514,401
Mutual Funds	769,655	—	—	769,655
Total Investments	$15,362,211	$33,347,307	$31,729	$48,741,247

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(22,748)	$—	$(22,748)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 10/31/12	$32,216	$—	$32,216
Change in unrealized appreciation (depreciation)	(487)	—	(487)
Transfers into Level 3	—	0	0
Balance as of 7/31/13	$31,729	$0	$31,729

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2013 is $(487).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$45,132,628
Gross unrealized appreciation	5,379,124
Gross unrealized depreciation	(1,770,505)
Net unrealized appreciation (depreciation)	$3,608,619

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,578,168	8,034,793	(8,843,306)	769,655

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,683	$769,655

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.